CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, par value, (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,086,153	8,948,018
Common stock, shares outstanding	14,086,153	8,948,018
Common stock subject to possible redemption, shares at redemption value	14,663,874	19,801,982
Class A Common Stock Not Subject to Redemption
Common stock, par value, (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock subject to possible redemption
Common stock, shares outstanding	14,663,847